PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of detailed information about provisions

As at	December 31, 2018	December 31, 2017
Environmental rehabilitation provision	$50,603	$54,429
Long service leave	6,092	6,356
Total provisions	$56,695	$60,785
Current provisions	15,817	19,133
Long-term balance	$40,878	$41,652

Disclosure of changes in provision
Changes in the environmental rehabilitation provision for the years ended December 31, 2018 and 2017 are as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Balance, beginning of year	$54,429	$55,971
Change in estimates	6,885	8,927
Disposition of Stawell	—	(5,482)
Site closure and reclamation costs paid	(6,840)	(10,212)
Unwinding of discount on rehabilitation provision	1,152	1,003
Foreign currency translation	(5,023)	4,222
Balance, end of the year	$50,603	$54,429
Current portion	10,488	13,946
Long-term balance	$40,115	$40,483